Parent Company Balance Sheet (Details) - Parent - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Parent Company Balance Sheet
Impairment loss	£ 9.0	£ 1.5
Distributable Reserves	36,500.0
Reduced distributable reserves	£ 26,800.0